Summary of significant accounting policies - Consolidation (Details) - subsidiary	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Number of subsidiaries consolidated	66	66	71